Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements

16. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

     CMLP's (Issuer) Credit Facility and Senior Notes are fully and unconditionally guaranteed, jointly and severally, by our present and future direct and indirect 100% owned subsidiaries (the Guarantor Subsidiaries), except for CMM and its consolidated subsidiaries (the Non-Guarantor Subsidiaries). The following reflects condensed consolidating financial information of the Issuer, Guarantor Subsidiaries, Non-Guarantor Subsidiaries, eliminating entries to combine the entities and the consolidated results of CMLP as of and for the year ended December 31, 2012. We have not reflected condensed consolidating financial information as of and for the year ended December 31, 2011 or 2010 because CMM was formed during the first quarter of 2012 and, prior to CMM's formation, all of CMLP's 100% owned subsidiaries fully and unconditionally guaranteed CMLP's Credit Facility and Senior Notes and CMLP had no independent assets or operations.

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
Operating revenues	$-	$213,961	$25,502	$-	$239,463
Operating expenses	607	150,631	12,365	-	163,603
Operating income (loss)	(607)	63,330	13,137	-	75,860
Interest and debt expense	(33,388)	(230)	(2,147)	-	(35,765)
Income(loss) before income tax	(33,995)	63,100	10,990	-	40,095
Income tax expense	-	1,206	-	-	1,206
Income before earnings from consolidated subsidiaries	(33,995)	61,894	10,990	-	38,889
Earnings from consolidated subsidiaries	72,884	-	-	(72,884)	-
Net income (loss)	38,889	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	-	-	-	22,218
Limited partner's inerest in net income	$16,671	$61,894	$10,990	(72,884)	$16,671

	As of December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$-	$90	$-	$111
Accounts receivable - related party	366,405	22,587	-	(365,237)	23,755
Accounts receivable	608	14,515	6,513	-	21,636
Insurance receivable	-	2,920	-	-	2,920
Prepaid expenses and other	584	1,357	-	-	1,941
Total current assets	367,618	41,379	6,603	(365,237)	50,363
Investment in consolidated affiliates	1,041,935	-	-	(1,041,935)	-
Property, plant and equipment - net	8,519	775,852	155,475		939,846
Intangible assets - net	-	163,021	338,359	-	501,380
Goodwill	-	95,031	-	-	95,031
Deferred financing costs, net	17,149	-	5,379	-	22,528
Other assets	20	1,301	-		1,321
Total assets	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469
LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$-	$3,829	$5,384	$-	$9,213
Capital leases	429	3,433	-	-	3,862
Deferred revenue	-	-	2,634	-	2,634
Accounts payable - related party	535	367,682	-	(365,129)	3,088
Accounts payable, accrued expenses and other liabilities	15,547	11,876	2,402	(108)	29,717
Total current liabilities	16,511	386,820	10,420	(365,237)	48,514
Long-term debt	558,161	-	127,000	-	685,161
Long-term capital leases	960	2,201	-	-	3,161
Asset retirement obligations	-	13,188	836		14,024
Partners'/members' equity	859,609	674,375	367,560	(1,041,935)	859,609
Total liabilities and partners' capital/members' equity	$1,435,241	$1,076,584	$505,816	$(1,407,172)	$1,610,469

	For the Year Ended December 31, 2012
		Guarantor	Non-Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
			(In thousands)

Net cash provided by (used in) operating activities	$(23,613)	$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash acquired	(87,247)	-	(476,718)	-	(563,965)
Capital expenditures	(1,052)	(34,441)	(17,079)	-	(52,572)
Acquisition of interests in CMM	(131,250)	-	-	131,250	-
Change in advances to affiliates, net	75,825	-	-	(75,825)	-
Capital distribution from consolidated affiliate	2,604	-	-	(2,604)	-
Proceeds from sale of property, plant and equipment	-	20	-	-	20
Net cash provided by (used in) investing activities	(141,120)	(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of senior notes	151,500	-	-	-	151,500
Proceeds from revolving credit facility	411,700	-	143,500	-	555,200
Repayment of revolving credit facility	(517,500)	-	(16,500)	-	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	-	-	-	(7,839)
Payments on capital leases	(359)	(2,634)	-	-	(2,993)
Deferred financing costs paid	(4,994)	-	(6,328)	-	(11,322)
Proceeds from issuance of common units, net	217,483	-	-	-	217,483
Contributions received	5,930	-	375,000	(131,250)	249,680
Distributions paid	(91,558)	-	(18,430)	6,451	(103,537)
Change in advances from affiliates, net	-	(75,825)	-	75,825	-
Taxes paid for equity-based compensation vesting	(406)	-	-	-	(406)
Net cash provided by (used in) financing activities	163,957	(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	-	90	-	(686)
Cash and cash equivalents at beginning of period	797	-	-	-	797
Cash and cash equivalents at end of period	$21	$-	$90	$-	$111